Fresh Start Accounting - Reorganization Adjustments, Long-term Debt (Details) - Reorganization Adjustments $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Record the premium on the Term Loan Facility and New Second Lien Facility	$ 43
Change in long-term debt	951
Term Loan Facility
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	175
New Second Lien Facility
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	683
Convertible Bonds
Reorganization, Chapter 11 [Line Items]
Issuance of long-term debt	$ 50